UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21636


              First Trust/Aberdeen Global Opportunity Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2011 - June 30, 2012
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




Item 1.  Proxy Voting Record


COMPANY NAME                ISIN               MEETING DATE        MEETING TYPE

BTA Bank JSC                KZ000A0KFFC1        29-Nov-11          Special

                        VOTING
              ITEM      PROPOSAL                                                        MANAGEMENT        VOTE
PROPONENT     NUMBER    (Y/N)       PROPOSAL                                            RECOMMENDATION    INSTRUCTION     VAM_YN

Management    1         Yes         Approve Changes in Composition of Tabulation        For               For             No
                                    Commission
Management      A1      Yes         Elect Chairman of Meeting                           For               For             No
Management    2         Yes         Amend Regulations on Remuneration of Directors      For               For             No
Management      A2      Yes         Elect Secretary of Meeting                          For               For             No
Management    3         Yes         Elect Askar A. Karimullin as New Director via       None              For             No
                                    Cumulative Voting
Management      A3      Yes         Approve Form of Voting at Meeting                   For               For             No
Management    4         Yes         Approve Repurchase/Acceptance onto Books of         For               For             No
                                    Recovery Units (NIN XS 0532995049) and Senior
                                    Notes (NIN XS0532988770)
Management      A4      Yes         Approve Meeting Agenda                              For               For             No
Management      A5      Yes         Approve Meeting Holding Regulations                 For               For             No
Management    1         Yes         Approve Changes in Composition of Tabulation        For               For             No
                                    Commission
Management    2         Yes         Amend Regulations on Remuneration of Directors      For               For             No
Management    3         Yes         Elect Askar A. Karimullin as New Director via       None              For             No
                                    Cumulative Voting
Management    4         Yes         Approve Repurchase/Acceptance onto Books of         For               For             No
                                    Recovery Units (NIN XS 0532995049) and Senior
                                    Notes (NIN XS0532988770)
Management    5         Yes         I Hereby Certify that I am not a Legal Entity       For               For             No
                                    or having Shareholder Participant, or an
                                    Individual which Participates in Legal Entities
                                    incorporated in any OffShore Zones Set by the
                                    Authorized Body of the Republic of Kazakhstan

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                           INCOME FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 23, 2012
                           -------------------------

* Print the name and title of each signing officer under his or her signature.